Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Master Trust's Investments Measured at Fair Value on Recurring Basis

The following tables present information about the Master Trust’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024, including the fair value measurements and the levels of inputs used in determining those fair values.

	Assets at Fair Value Measurements as of December 31, 2025
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Mutual Funds	$72,250	$72,250	$—	$—
Collective Investment Trusts	755,688	755,688	—	—
Commingled Bonds	13,732	13,732	—	—
Common Stock of PSEG*	12,977	12,977	—	—
Total Investment in Master Trust at Fair Value	$854,647	$854,647	$—	$—

	Assets at Fair Value Measurements as of December 31, 2024
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Mutual Funds	$114,616	$114,616	$—	$—
Collective Investment Trusts	586,491	586,491	—	—
Commingled Bonds	12,349	12,349	—	—
Common Stock of PSEG*	13,270	13,270	—	—
Total Investment in Master Trust at Fair Value	$726,726	$726,726	$—	$—

(A) The Plan's policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the year ended December 31, 2025, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the periods presented.